Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed financial statements - USD ($)		11 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability
Total liabilities		12,116,731	13,001,751
Ordinary shares subject to possible redemption	[1]	331,272,961	331,774,406
Additional paid in capital		2,917,448	2,416,020
Retained earnings (accumulated deficit)		2,081,499	2,582,948
Statement of Operations for the year ended December 31, 2020
Change in warrant liability
Net income (loss)		$ 2,081,499	$ 501,449
Basic and diluted weighted average shares outstanding (in Shares)		9,142,764	10,247,054
Basic and diluted net (in Dollars per share)		$ (0.03)	$ (0.15)
Cash Flows from Operating Activities:
Net income (loss)			$ 501,449
Change in fair value of warrant liability
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares		162	175
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability		23,387,415	97,181,794
Total liabilities		23,387,415	97,181,794
Ordinary shares subject to possible redemption	[1]	16,187,891	17,808,732
Additional paid in capital		(2,917,448)	(2,416,020)
Retained earnings (accumulated deficit)		(36,657,665)	(112,574,330)
Statement of Operations for the year ended December 31, 2020
Change in warrant liability		1,538,409	(73,794,379)
Net income (loss)		$ 1,538,409	$ (73,794,379)
Basic and diluted weighted average shares outstanding (in Shares)		(705,264)	(1,622,054)
Basic and diluted net (in Dollars per share)		$ 0.17	$ (8.59)
Cash Flows from Operating Activities:
Net income (loss)		$ 1,538,409	$ (73,794,379)
Change in fair value of warrant liability		(1,538,409)	73,794,379
Adjustment [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares		(162)	(175)
As restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability		23,387,415	97,181,794
Total liabilities		35,504,146	110,183,545
Ordinary shares subject to possible redemption	[1]	347,460,852	349,583,138
Additional paid in capital
Retained earnings (accumulated deficit)		(34,576,166)	(109,991,382)
Statement of Operations for the year ended December 31, 2020
Change in warrant liability		1,538,409	(73,794,379)
Net income (loss)		$ 3,619,908	$ (73,292,930)
Basic and diluted weighted average shares outstanding (in Shares)		8,437,500	8,625,000
Basic and diluted net (in Dollars per share)		$ 0.14	$ (8.74)
Cash Flows from Operating Activities:
Net income (loss)		$ 1,538,409	$ (73,292,930)
Change in fair value of warrant liability		(1,538,409)	73,794,379
As restated [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares

[1]	Class A ordinary shares subject to possible redemption as Previously Reported as of December 31, 2020 and 2019 were 32,751,669 and 32,897,017, that are Adjusted by 1,748,331 and 1,602,983, respectively and are As Restated at 34,500,000 and 34,500,000, respectively.